Document And Entity Information	Oct. 17, 2019
Document Information [Line Items]
Entity Registrant Name	CATHAY GENERAL BANCORP
Document Type	8-K
Document Period End Date	Oct. 17, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31830
Entity Tax Identification Number	95-4274680
Entity Address, Address Line One	777 North Broadway
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90012
City Area Code	213
Local Phone Number	625-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CATY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000861842